Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Small-Mid Cap Value Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.78%	[2]
Fee Waiver	0.45%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[2]
Class C
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	1.33%
Total Annual Fund Operating Expenses	3.23%	[2]
Fee Waiver	1.10%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.13%	[2]
Class S
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.02%
Total Annual Fund Operating Expenses	2.17%	[2]
Fee Waiver	0.65%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	[2]
Class I
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.47%	[2]
Fee Waiver	0.34%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[2]
Class N
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.48%	[2]
Fee Waiver	0.45%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[2]
Class T
Operating Expenses:
Management Fees	0.90%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.55%	[2]
Fee Waiver	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[2]

[1]	This fee may adjust up or down monthly based on the Fund's performance relative to a blend of the performance of its benchmark index and the Russell 3000® Value Index over the performance measurement period. For more information regarding performance-based advisory fees, refer to "Management Expenses" in the Fund's Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.82% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.